TEMPORARY EQUITY (Details Narrative)		1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Apr. 06, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) shares	Apr. 30, 2021 USD ($)	Jan. 31, 2021 USD ($)	Apr. 30, 2022 USD ($) $ / shares	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Mar. 31, 2021 $ / shares	Nov. 30, 2020 $ / shares	May 31, 2020 $ / shares	Jan. 31, 2020 $ / shares
Subsidiary, Sale of Stock [Line Items]
Stated value			$ 13,683,000	$ 8,550,000		$ 22,233,000	$ 11,066,000
Share purchase price | $ / shares								$ 68.80		$ 51.20
Issue discount					0.05
Temporary equity stock stated value accumulated dividends					105.00%
Temporary equity stock stated value accumulated dividends on extension					110.00%
Proceeds from issuance or estimated offering		$ 4,312,000			$ 4,300,000
Temporary equity, carrying amount, attributable to parent		4,225,000
Preferred stock, redemption amount	$ 44,000	$ 87,000			$ 44,000
Series D Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock conversion price | $ / shares					$ 20.00
Temporary equity stock stated value accumulated dividends	105.00%
Temporary Equity, Shares Outstanding | shares	1,000,000
Temporary Equity, Par or Stated Value Per Share | $ / shares	$ 5.00
Series D Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stated value	$ 1,025,000
Preferred stock, redemption amount	$ 44,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Share purchase price | $ / shares									$ 28.00		$ 100.00
Private Placement [Member] | Institutional Investors [Member] | Series D Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Advaxis public offerings, net of offering costs, shares | shares		1,000,000
Stated value					$ 5,000,000
Share purchase price | $ / shares					$ 4.75